Schedule of stock options outstanding (Details) - Share-Based Payment Arrangement, Option [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 138,600
Remaining contractual life (years)	1 year 14 days
13-Apr-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 138,600
Expiry date	Apr. 13, 2027
Remaining contractual life (years)	1 year 14 days